Summary of Significant Accounting Policies - Additional Information - Graphite Bio, Inc. (Details)	12 Months Ended
	Dec. 31, 2023 USD ($) integer	Dec. 31, 2022 USD ($)
SummaryOfSignificantAccountingPoliciesTable [Line Items]
Impairment losses	$ 0	$ 0
Maximum
SummaryOfSignificantAccountingPoliciesTable [Line Items]
Property, plant, and equipment, useful life	5 years
Minimum
SummaryOfSignificantAccountingPoliciesTable [Line Items]
Property, plant, and equipment, useful life	3 years
Graphite Bio, Inc.
SummaryOfSignificantAccountingPoliciesTable [Line Items]
Number of reportable segments | integer	1
Number of operating segments | integer	1
Restricted cash	$ 100,000	1,700,000
Restricted cash equivalents	1,602,000	0
Impairment losses	$ 54,100,000	$ 0
Impairment, Long-Lived Asset, Held-for-Use, Statement of Income or Comprehensive Income [Extensible Enumeration]	Impairment of assets
Research and development credits to offset payroll tax expenses	$ 300,000
Graphite Bio, Inc. | ESPP Shares Available for Future Grants
SummaryOfSignificantAccountingPoliciesTable [Line Items]
Share based compensation arrangement by share based payment award, exercise price percentage	15.00%
Offering period term of contract	6 months
Graphite Bio, Inc. | Maximum
SummaryOfSignificantAccountingPoliciesTable [Line Items]
Liquid investments maturity period	3 months